SCHEDULE OF WARRANT DERIVATIVE LIABILITY (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2026 USD ($)	Sep. 30, 2026 CAD ($)	Dec. 31, 2025 CAD ($)
IfrsStatementLineItems [Line Items]
Beginning of the period	$ 492,470
Ending of the period	$ 376,515
Warrants [member]
IfrsStatementLineItems [Line Items]
Beginning of the period		$ 492,470	$ 2,198,121
Warrants exercised			(4,353,939)
Change in fair value of warrants outstanding			(2,648,288)
Pre-funded warrants issued		20,244,448
Warrants and pre-funded warrants exercised		(19,378,310)
Change in fair value of warrants and pre-funded outstanding		(982,093)
Ending of the period		$ 376,515	$ 492,470